Note 10 - Long-Term Debt (Detail) - Borrowings under the Senior Secured Revolving Credit Facility						12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Jan. 15, 2012	Dec. 31, 2011	Jul. 19, 2011	Dec. 31, 2011 Pricing Tier 1 [Member] Eurocurrency Rate Loans [Member]	Dec. 31, 2011 Pricing Tier 1 [Member] Base Rate Loans [Member]	Dec. 31, 2011 Pricing Tier 1 [Member]	Dec. 31, 2011 Pricing Tier 2 [Member] Eurocurrency Rate Loans [Member]	Dec. 31, 2011 Pricing Tier 2 [Member] Base Rate Loans [Member]	Dec. 31, 2011 Pricing Tier 2 [Member]	Dec. 31, 2011 Pricing Tier 3 [Member] Eurocurrency Rate Loans [Member]	Dec. 31, 2011 Pricing Tier 3 [Member] Base Rate Loans [Member]	Dec. 31, 2011 Pricing Tier 3 [Member]	Dec. 31, 2011 Pricing Tier 4 [Member] Eurocurrency Rate Loans [Member]	Dec. 31, 2011 Pricing Tier 4 [Member] Base Rate Loans [Member]	Dec. 31, 2011 Pricing Tier 4 [Member]	Dec. 31, 2011 Pricing Tier 5 [Member] Eurocurrency Rate Loans [Member]	Dec. 31, 2011 Pricing Tier 5 [Member] Base Rate Loans [Member]	Dec. 31, 2011 Pricing Tier 5 [Member]
Commitment Fee/Unused Line Fee						0.50%			0.45%			0.40%			0.35%			0.30%
Letter of Credit Fee						3.75%			3.50%			3.25%			3.00%			2.75%
Rate Loans	9.00%	9.00%	9.00%	3.75%	2.75%		3.50%	2.50%		3.25%	2.25%		3.00%	2.00%		2.75%	1.75%